                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-2677
                      (Investment Company Act File Number)

                    Federated Municipal Securities Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/05

               Date of Reporting Period: Six months ended 9/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

Established 1976

28TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.83		$10.75	$10.22	$10.45		$ 9.90	$10.87
Income From Investment Operations:
Net investment income	0.22	[1]	0.43 [1]	0.47 [1]	0.47	[2]	0.47 [1]	0.58
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.06)		0.08	0.53	(0.23	) [2]	0.55	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.51	1.00	0.24		1.02	(0.44)
Less Distributions:
Distributions from net investment income	(0.22)		(0.43)	(0.47)	(0.47)		(0.47)	(0.50)
Distributions from net realized gain on investments	--		--	--	--		--	(0.03)
TOTAL DISTRIBUTIONS	(0.22)		(0.43)	(0.47)	(0.47)		(0.47)	(0.53)
Net Asset Value, End of Period	$10.77		$10.83	$10.75	$10.22		$10.45	$ 9.90
Total Return [3]	1.57%		4.88%	9.91%	2.31%		10.60%	(4.01)%

Ratios to Average Net Assets:
Expenses	0.85	% [4]	0.85%	0.85%	0.86%		0.88%	0.92%
Net investment income	4.09	% [4]	4.03%	4.41%	4.52	% [2]	4.68%	5.72%
Expense waiver/reimbursement [5]	0.14	% [4]	0.14%	0.14%	0.14%		0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$433,825		$467,681	$466,097	$450,049		$461,456	$471,475
Portfolio turnover	23%		46%	54%	35%		28%	68%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.83		$10.75		$10.22	$10.45		$ 9.90	$10.87
Income From Investment Operations:
Net investment income	0.17	[1]	0.34	[1]	0.37 [1]	0.38	[2]	0.38 [1]	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.05)		0.08		0.53	(0.23	) [2]	0.55	(1.01)
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.42		0.90	0.15		0.93	(0.53)
Less Distributions:
Distributions from net investment income	(0.18)		(0.34)		(0.37)	(0.38)		(0.38)	(0.41)
Distributions from net realized gain on investments	--		--		--	--		--	(0.03)
TOTAL DISTRIBUTIONS	(0.18)		(0.34)		(0.37)	(0.38)		(0.38)	(0.44)
Net Asset Value, End of Period	$10.77		$10.83		$10.75	$10.22		$10.45	$ 9.90
Total Return [3]	1.12%		3.95%		8.94%	1.41%		9.62%	(4.85)%

Ratios to Average Net Assets:
Expenses	1.74	% [4]	1.74%		1.74%	1.75%		1.77%	1.81%
Net investment income	3.20	% [4]	3.14%		3.52%	3.63	% [2]	3.79%	4.68%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	%6	--	--		--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$50,414		$60,714		$77,381	$71,429		$71,511	$72,095
Portfolio turnover	23%		46%		54%	35%		28%	68%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.83		$10.75		$10.22	$10.45		$ 9.90	$10.87
Income From Investment Operations:
Net investment income	0.17	[1]	0.34	[1]	0.37 [1]	0.38	[2]	0.38 [1]	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.05)		0.08		0.53	(0.23	) [2]	0.55	(1.01)
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.42		0.90	0.15		0.93	(0.53)
Less Distributions:
Distributions from net investment income	(0.18)		(0.34)		(0.37)	(0.38)		(0.38)	(0.41)
Distributions from net realized gain on investments	--		--		--	--		--	(0.03)
TOTAL DISTRIBUTIONS	(0.18)		(0.34)		(0.37)	(0.38)		(0.38)	(0.44)
Net Asset Value, End of Period	$10.77		$10.83		$10.75	$10.22		$10.45	$ 9.90
Total Return [3]	1.12%		3.95%		8.94%	1.41%		9.63%	(4.85)%

Ratios to Average Net Assets:
Expenses	1.74	% [4]	1.74%		1.74%	1.75%		1.76%	1.80%
Net investment income	3.20	% [4]	3.14%		3.52%	3.63	% [2]	3.80%	4.68%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	--	--		0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,457		$14,486		$13,324	$9,188		$9,620	$10,601
Portfolio turnover	23%		46%		54%	35%		28%	68%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,015.70	$4.30
Class B Shares	$1,000	$1,011.20	$8.77
Class C Shares	$1,000	$1,011.20	$8.77
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.81	$4.31
Class B Shares	$1,000	$1,016.34	$8.80
Class C Shares	$1,000	$1,016.34	$8.80

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.85%
Class B Shares	1.74%
Class C Shares	1.74%

Portfolio of Investments Summary Tables

At September 30, 2004, the fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	37.8%	Aaa	29.9%
AA	13.7%	Aa	17.5%
A	15.4%	A	13.9%
BBB	15.8%	Baa	14.4%
BB	1.9%	Ba	1.1%
B	0.7%	B	0.7%
Not rated by S&P	14.7%	Not rated by Moody's	22.5%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term, credit-quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 9.26% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

September 30, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--97.9%
		Alabama--0.9%
$1,400,000		Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.), 12/1/2024	BBB/NR		$1,506,064
3,000,000		Mobile County, AL IDA, Industrial Development Revenue Bonds (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	NR		3,027,090
		TOTAL			4,533,154
		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021	A/NR		1,063,400
		California--8.3%
3,940,000		California State Department of Veteran Affairs, Home Purpose Revenue Bonds (Series 1997C), 5.50%, 12/1/2019	A/Aa2		4,183,098
2,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.375% (AMBAC INS), 5/1/2018	AAA/Aaa		2,214,600
5,000,000	[2,3]	California State, Economic Recovery Revenue Bonds, (Series 929), 8.57% (California State Fiscal Recovery Fund), 7/1/2013	NR/Aa3		6,313,050
2,000,000		California State, UT GO Bonds, 5.00%, 10/1/2011	A/A3		2,205,780
3,250,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 5.75%), 5/1/2030	A/A3		3,548,415
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	A/A3		3,147,240
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	A/A3		2,096,340
1,495,000		California Statewide Communities Development Authority, COPs, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	AAA/Aaa		1,703,732
1,930,000		California Statewide Communities Development Authority, COPs, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	AAA/Aaa		2,195,607
4,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		4,193,000
1,000,000		Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80%, 6/1/2042	BBB/Baa3		1,065,560
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3		2,904,210
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		California--continued
$1,180,000		Los Angeles, CA, Department of Water & Power, Revenue Refunding Bonds, 5.90% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 2/15/2015	AA-/Aa3		$1,211,164
1,500,000		University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	AAA/Aaa		1,619,160
2,500,000		University of California, Hospital Revenue Bonds (Series 2004A), 5.25% (UCLA Medical Center)/ (AMBAC INS), 5/15/2030	AAA/Aaa		2,608,150
		TOTAL			41,209,106
		Colorado--1.9%
2,000,000		Colorado Department of Transportation, Transportation Revenue Anticipation Notes (Series 2001A), 5.50% (U.S. Treasury PRF 6/15/2011@101), 6/15/2016	AAA/#Aaa		2,296,360
760,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	A-/A3		768,269
6,000,000		Denver, CO Convention Center Hotel Authority, Convention Center Hotel Senior Revenue Bonds (Series 2003A), 5.00% (XL Capital Assurance Inc. INS), 12/1/2022	AAA/Aaa		6,248,160
		TOTAL			9,312,789
		Delaware--0.7%
800,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe Medical Center), 6/1/2024	BBB/Baa1		824,560
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (U.S. Treasury PRF 4/1/2010@100)/(Original Issue Yield: 5.40%), 4/1/2016	AAA/Aaa		2,798,850
		TOTAL			3,623,410
		Florida--3.9%
1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	BBB/Baa2		1,036,690
3,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		3,597,840
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	AAA/#Aaa		897,491
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	AA+/Aa2		5,877,393
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	AAA/#Aaa		$4,300,950
1,000,000		Miami-Dade County, FL, Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	AAA/Aaa		1,158,620
2,255,000		St. Johns County, FL, IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities), 8/1/2024	NR/BBB		2,354,355
		TOTAL			19,223,339
		Georgia--3.1%
1,850,000		Bibb County, GA Development Authority, Revenue Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland, Inc.), 12/1/2009	BBB/NR		1,932,214
1,000,000		Chatham County, GA Hospital Authority, Hospital Improvement Revenue Bonds (Series 2004A), 5.75% (Memorial Health University Medical Center), 1/1/2029	A-/A3		1,050,770
6,940,000		Clayton County & Clayton County, GA Water Authority, Revenue Bonds, 5.125% (U.S. Treasury PRF 5/1/2011@101)/(Original Issue Yield: 5.32%), 5/1/2021	AAA/Aa3		7,807,986
2,000,000		Floyd County, GA Development Authority, Environmental Revenue Bonds, 5.70% (Temple-Inland, Inc.), 12/1/2015	NR/Baa3		2,122,060
2,000,000		Savannah, GA, EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/(U.S. Treasury PRF 10/1/2009@102), 10/1/2019	NR		2,377,980
		TOTAL			15,291,010
		Illinois--1.2%
1,010,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2004A), 5.375% (Depaul University), 10/1/2018	NR/Baa1		1,122,766
3,165,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2004A), 5.375% (Depaul University), 10/1/2019	NR/Baa1		3,510,491
1,500,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems)/(Original Issue Yield: 5.30%), 11/15/2023	A/A2		1,525,530
		TOTAL			6,158,787
		Indiana--2.3%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	BBB+/Baa1		1,102,340
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	BBB-/NR		2,051,260
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Indiana--continued
$1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	A/NR		$1,012,770
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	AAA/Aaa		2,323,882
2,615,000		Indiana State HFA, SFM Revenue Bonds (Series A), 5.30% (GNMA Collateralized Home Mortgage Program GTD), 7/1/2022	NR/Aaa		2,715,259
2,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	BBB/Baa2		2,083,020
		TOTAL			11,288,531
		Kansas--0.2%
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(Original Issue Yield: 5.62%), 9/1/2022	A-/NR		1,180,739
		Louisiana--2.2%
6,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB/Baa2		6,143,040
1,500,000		Saint John the Baptist Parish, LA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.35% (Marathon Oil Corp.), 12/1/2013	BBB+/Baa1		1,576,695
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		3,004,890
		TOTAL			10,724,625
		Maine--0.5%
2,500,000		Portland, ME, General Airport Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa		2,608,750
		Massachusetts--3.2%
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (U.S. Treasury PRF 6/1/2010@100), 6/1/2016	AAA/Aa2		5,801,300
1,830,000		Massachusetts Bay Transportation Authority, Special Assessment Bonds, 5.75% (U.S. Treasury PRF 7/1/2010@100), 7/1/2016	AAA/Aa1		2,101,810
170,000		Massachusetts Bay Transportation Authority, Special Assessment Bonds, 5.75%, 7/1/2016	AAA/Aa1		192,843
1,250,000		Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste Management, Inc.), 6/1/2014	BBB/NR		1,322,087
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	BB/NR		$1,941,460
790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford-Whitinsville Hospital)/(Original Issue Yield: 6.38%), 7/15/2032	BBB-/Baa2		817,753
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford-Whitinsville Hospital), 7/15/2023	BBB-/Baa2		1,059,570
40,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa		43,774
2,460,000		Massachusetts Water Pollution Abatement Trust Pool, Program (Series 6) Revenue Bonds, 5.25% (U.S. Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa		2,784,056
		TOTAL			16,064,653
		Michigan--7.0%
2,090,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		2,237,658
2,515,000		Delta County, MI, Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.), 4/15/2027	BBB/Baa2		2,679,406
3,000,000		Detroit, MI, Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa		3,123,870
2,780,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Drinking Water Revolving Fund), 10/1/2021	AAA/Aaa		3,022,916
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund)/(U.S. Treasury PRF 10/1/2010@101), 10/1/2015	AAA/Aaa		2,791,329
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund)/(U.S. Treasury PRF 10/1/2010@101), 10/1/2015	AAA/Aaa		3,030,752
1,950,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2020	AAA/Aaa		2,105,415
2,265,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2021	AAA/Aaa		2,433,222
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	A/A2		1,618,485
2,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	A+/A2		2,109,400
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$1,000,000		Michigan State Strategic Fund, Revenue Refunding PCR Bonds (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	A-/A3		$1,028,420
2,650,000		Michigan State Trunk Line, Refunding Revenue Bonds, 5.25% (FSA INS), 11/1/2012	AAA/Aaa		2,998,183
2,000,000		Michigan State, Environmental Protection Program UT GO Bonds, 5.25% (U.S. Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.34%), 11/1/2018	AA+/Aa1		2,249,520
3,000,000		Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2008	AA+/Aa1		3,297,720
		TOTAL			34,726,296
		Minnesota--1.1%
2,000,000		Seaway Port Authority of Duluth, MN, Industrial Dock & Wharf Refunding Revenue Bonds, 4.20% (Cargill, Inc.), 5/1/2013	A+/NR		2,065,200
2,280,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB/Ba2		2,304,556
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue Yield: 5.756%), 11/1/2015	BB/Ba2		1,004,450
		TOTAL			5,374,206
		Mississippi--0.4%
2,050,000		Mississippi Business Finance Corp., Refunding PCR Bonds, 5.90% (System Energy Resources, Inc.)/(Original Issue Yield: 5.93%), 5/1/2022	BBB/Ba1		2,071,013
		Missouri--0.1%
700,000		Kansas City, MO, IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	NR		662,578
		Nevada--0.2%
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	BBB+/Baa1		1,030,940
		New Hampshire--0.3%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	A-/NR		1,705,254
		New Jersey--4.7%
5,000,000		Garden State Preservation Trust, NJ, Revenue Bonds (Series 2003A), 5.25% (FSA INS), 11/1/2011	AAA/Aaa		5,642,100
5,000,000	[2,3]	New Jersey EDA, RITES (PA-1203), 8.57213% (FGIC INS), 6/15/2011	NR		6,124,700
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$1,100,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	NR/BBB-		$1,109,823
2,000,000		New Jersey EDA, School Facilities Construction Revenue Bonds (Series 2004I), 5.25% (New Jersey State), 9/1/2024	A+/A1		2,120,520
5,000,000	[2,3]	New Jersey State Transportation Trust Fund Authority, RITES (PA-1204), 9.05% (FSA INS), 12/15/2013	NR		6,610,500
1,500,000		Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS), 1/1/2022	AAA/Aaa		1,617,840
		TOTAL			23,225,483
		New Mexico--0.9%
4,000,000		New Mexico State Finance Authority Transportation Revenue, Senior Lien Transportation Revenue Bonds (Series 2004A), 5.25% (MBIA Insurance Corp. INS), 6/15/2024	AAA/Aaa		4,297,120
		New York--16.5%
2,000,000		Hempstead Town, NY, IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	A/Baa1		2,159,200
5,000,000	[2,3]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.0623% (MBIA Insurance Corp. INS), 1/1/2010	NR		6,294,100
5,000,000		New Jersey EDA, School Facilities Revenue Bonds (Series 2003F), 5.00% (New Jersey State)/(Original Issue Yield: 5.08%), 6/15/2026	A+/A1		5,136,400
4,000,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3		3,921,680
5,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2000C), 5.50% (Original Issue Yield: 5.68%), 11/1/2020	AA+/Aa2		5,520,300
2,000,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	A/A2		2,169,780
2,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2020	A/A2		2,102,200
2,000,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.25% (New York City, NY), 5/15/2010	A/A3		2,207,620
3,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2009	AA-/NR		3,262,170
3,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2010	AA-/NR		3,276,690
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New York--continued
$5,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.25% (City University of New York)/(MBIA Insurance Corp. INS), 7/1/2009	AAA/Aaa		$5,573,200
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	A+/A1		2,698,875
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA Insurance Corp. INS), 5/15/2016	AAA/Aaa		5,806,150
1,510,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25% (Escrowed In Treasuries COL), 6/15/2014	AAA/Aaa		1,664,851
990,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	AAA/Aaa		1,092,020
3,000,000		New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2003A-2), 5.00%, 4/1/2009	AA/A1		3,291,360
3,315,000		New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022	NR/Aaa		3,452,208
4,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series A-2), 5.375% (New York State)/(U.S. Treasury PRF 4/1/2008@101), 4/1/2016	AAA/Aaa		4,460,800
3,000,000		New York State Urban Development Corp., Correctional & Youth Facilities Revenue Bonds (Series 2003A), 5.25% TOBs (New York State), Mandatory Tender 1/1/2009	AA-/NR		3,283,410
3,000,000		Suffolk County, NY, Water Authority, Waterworks Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. INS), 6/1/2014	AAA/Aaa		3,597,240
4,000,000		Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series 2003A-1), 5.25% (New York State)/(AMBAC INS), 6/1/2021	AAA/Aaa		4,306,840
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75% (Escrowed In Treasuries COL), 1/1/2015	AAA/Aa3		5,986,968
1,000,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2021	NR/A3		1,057,410
		TOTAL			82,321,472
		North Carolina--1.7%
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023	BBB/Baa2		3,058,410
1,735,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 13-A), 5.25%, 1/1/2022	AA/Aa2		1,796,141
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	NR/Baa1		$1,599,776
2,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50% (Catawba Electric), 1/1/2011	BBB+/Baa1		2,206,820
		TOTAL			8,661,147
		Ohio--4.6%
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	AAA/Aaa		1,824,474
3,000,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	BBB/NR		3,006,300
2,090,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002A-2), 5.50% (GNMA Collateralized Home Mortgage Program LOC), 9/1/2022	NR/Aaa		2,205,013
4,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3		4,225,520
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75%, 2/1/2017	AA+/Aa1		4,753,679
5,500,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series A), 5.50% (Original Issue Yield: 5.65%), 2/1/2019	AA+/Aa1		6,255,315
775,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	NR/BBB+		806,589
		TOTAL			23,076,890
		Oregon--1.1%
1,500,000		Clackamas County, OR, Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	AA/Aa3		1,578,465
3,395,000		Multnomah County, OR Hospital Facilities Authority, Revenue Bonds (Series 2004), 5.25% (Providence Health System), 10/1/2015	AA/Aa3		3,762,712
		TOTAL			5,341,177
		Pennsylvania--3.7%
3,000,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2		3,447,630
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	NR/Baa1		1,105,293
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$4,000,000	[2,3]	Delaware Valley, PA Regional Finance Authority, RITES (PA-1029), 9.54262%, 7/1/2017	NR		$5,418,080
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	AA+/Aa2		2,059,880
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	A/NR		1,067,070
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	A/NR		5,545,550
		TOTAL			18,643,503
		Puerto Rico--1.0%
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022	AAA/Aaa		4,877,955
		Rhode Island--0.5%
2,500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	BBB/Baa2		2,681,825
		South Carolina--1.5%
1,395,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), 5/1/2019	A/A2		1,550,096
2,850,000		South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(Original Issue Yield: 5.75%), 11/15/2023	A-/A3		2,903,238
2,795,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	A-/A3		2,845,841
		TOTAL			7,299,175
		South Dakota--1.0%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	AAA/Aa1		2,346,774
2,455,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	NR/Aaa		2,577,676
		TOTAL			4,924,450
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Tennessee--2.5%
$5,515,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, Hospital Revenue Bonds (Series 1998A), 4.90% (Baptist Hospital, Inc. (TN))/(Escrowed In Treasuries COL), 11/1/2014	AAA/Aaa		$6,052,602
1,120,000		Shelby County, TN, Health Education & Housing Facilities Board, PRF Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(U.S. Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	A-/A3		1,362,715
1,880,000		Shelby County, TN, Health Education & Housing Facilities Board, Unrefunded Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(Original Issue Yield: 6.57%), 9/1/2021	A-/A3		2,283,768
2,500,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR		2,615,400
		TOTAL			12,314,485
		Texas--6.7%
4,600,000		Austin, TX, Electric Utility System, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS), 11/15/2022	AAA/Aaa		4,927,336
3,965,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		4,185,414
2,000,000		Comal County, TX, HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(Original Issue Yield: 6.28%), 2/1/2022	BBB/Baa2		2,069,660
3,000,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.00% (Wise Regional Health System)/(Original Issue Yield: 7.125%), 9/1/2025	NR		3,033,930
2,200,000		Harris County, TX, HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	AAA/Aaa		2,555,300
4,000,000		Harris County, TX, HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	AAA/Aaa		4,689,360
600,000		Matagorda County, TX, Navigation District Number One, Collateralized Refunding Revenue Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	BBB/Baa2		615,546
2,300,000		Port of Corpus Christi, TX, IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	BBB/Baa3		2,369,414
2,165,000		Richardson, TX, Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	BBB/Baa2		2,230,058
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Sam Rayburn, TX, Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	BBB-/Baa2		$1,072,440
5,000,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2002A), 5.40% (American Housing Foundation)/(MBIA Insurance Corp. INS), 9/1/2022	AAA/Aaa		5,364,950
		TOTAL			33,113,408
		Utah--3.9%
13,500,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	AAA/NR		17,174,835
2,000,000		Utah County, UT, IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1		2,161,700
		TOTAL			19,336,535
		Virginia--2.5%
3,000,000		Chesapeake, VA, IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3		3,117,630
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	AAA/Aaa		5,515,300
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	BBB/Baa3		4,040,478
		TOTAL			12,673,408
		Washington--3.7%
4,500,000		Port of Seattle, WA, Subordinate Lien Revenue Bonds (Series 1999A), 5.25% (FGIC INS), 9/1/2021	AAA/Aaa		4,825,395
5,595,000		Washington State Convention & Trade Center, Lease Revenue COPs, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	AAA/Aaa		6,129,434
6,675,000		Washington State, UT GO Bonds, (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022	AA/Aa1		7,422,600
		TOTAL			18,377,429
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Wisconsin--3.2%
$2,140,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	AAA/Aaa		$2,251,515
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan Services)/(Original Issue Yield: 5.96%), 8/15/2025	A/A2		5,755,750
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	BBB+/NR		305,082
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	BBB+/NR		436,811
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	BBB+/NR		2,030,060
1,340,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	NR		1,346,955
2,000,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	BBB+/NR		2,110,000
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,693,440
		TOTAL			15,929,613
		Wyoming--0.5%
2,500,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A-/A3		2,473,725
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $455,514,620)			487,421,380
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.4%
		Pennsylvania--0.4%
$1,000,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	NR/Aa2		$1,000,000
800,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	NR/A1		800,000
		TOTAL			1,800,000
		Utah--1.0%
5,000,000		Salt Lake County, UT, PCR Bonds (Series 1994B) Daily VRDNs (BP Amoco Corp)	AA+/Aa1		5,000,000
		TOTAL SHORT-TERM MUNICIPAL BONDS--1.4% (AT AMORTIZED COST)			6,800,000
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $462,314,620) [4]			494,221,380
		OTHER ASSETS AND LIABILITIES - NET--0.7%			3,475,326
		TOTAL NET ASSETS--100%			$497,696,706

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.4% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to "Investment Ratings" section of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $34,358,270 which represents 6.9% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2004, these securities amounted to $34,358,270 which represents 6.9% of total net assets.

4 The cost of investments for federal tax purposes amounts to $462,302,964.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $462,314,620)		$494,221,380
Cash		8,311
Income receivable		8,291,079
Receivable for shares sold		63,750
TOTAL ASSETS		502,584,520
Liabilities:
Payable for investments purchased	$3,545,710
Payable for shares redeemed	451,867
Payable for Directors'/Trustees' fees	79
Payable for distribution services fee (Note 5)	39,553
Payable for shareholder services fee (Note 5)	52,840
Income distribution payable	592,474
Accrued expenses	205,291
TOTAL LIABILITIES		4,887,814
Net assets for 46,227,769 shares outstanding		$497,696,706
Net Assets Consist of:
Paid-in capital		$489,175,061
Net unrealized appreciation of investments		31,906,760
Accumulated net realized loss on investments, futures contracts and swap contracts		(24,591,753)
Undistributed net investment income		1,206,638
TOTAL NET ASSETS		$497,696,706
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($433,825,326 ÷ 40,295,131 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.77
Offering price per share (100/95.50 of $10.77) [1]		$11.28
Redemption proceeds per share		$10.77
Class B Shares:
Net asset value per share ($50,414,456 ÷ 4,682,729 shares outstanding), $0.01 par value, 250,000,000 shares authorized		$10.77
Offering price per share		$10.77
Redemption proceeds per share (94.50/100 of $10.77) [1]		$10.18
Class C Shares:
Net asset value per share ($13,456,924 ÷ 1,249,909 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.77
Offering price per share (100/99.00 of $10.77) [1]		$10.88
Redemption proceeds per share (99.00/100 of $10.77) [1]		$10.66

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2004 (unaudited)

Investment Income:
Interest			$12,646,086
Expenses:
Investment adviser fee (Note 5)		$1,338,220
Administrative personnel and services fee (Note 5)		205,332
Custodian fees		19,936
Transfer and dividend disbursing agent fees and expenses (Note 5)		149,399
Directors'/Trustees' fees		6,970
Auditing fees		8,621
Legal fees		2,499
Portfolio accounting fees		68,534
Distribution services fee--Class B Shares (Note 5)		202,849
Distribution services fee--Class C Shares (Note 5)		50,977
Shareholder services fee--Class A Shares (Note 5)		556,008
Shareholder services fee--Class B Shares (Note 5)		67,616
Shareholder services fee--Class C Shares (Note 5)		16,992
Share registration costs		35,875
Printing and postage		26,747
Insurance premiums		9,510
Taxes		19,406
Miscellaneous		3,011
TOTAL EXPENSES		2,788,502
Waivers (Note 5):
Waiver of administrative personnel and services fee	$(10,072)
Waiver of shareholder services fee--Class A Shares	(311,364)
TOTAL WAIVERS		(321,436)
Net expenses			2,467,066
Net investment income			10,179,020
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			4,429,231
Net realized loss on futures contracts			(624,559)
Net change in unrealized appreciation of investments			(7,877,202)
Net change in unrealized depreciation of futures contracts			210,810
Net realized and unrealized loss on investments and futures contracts			(3,861,720)
Change in net assets resulting from operations			$6,317,300

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2004	Year Ended 3/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,179,020	$21,975,262
Net realized gain on investments, futures contracts and swap contracts	3,804,672	1,875,367
Net change in unrealized appreciation/depreciation of investments and futures contracts	(7,666,392)	2,759,183
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,317,300	26,609,812
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,409,186)	(19,267,922)
Class B Shares	(903,233)	(2,215,590)
Class C Shares	(227,101)	(470,319)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,539,520)	(21,953,831)
Share Transactions:
Proceeds from sale of shares	28,993,464	181,324,375
Net asset value of shares issued to shareholders in payment of distributions declared	6,942,297	14,425,142
Cost of shares redeemed	(76,897,014)	(214,326,935)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,961,253)	(18,577,418)
Change in net assets	(45,183,473)	(13,921,437)
Net Assets:
Beginning of period	542,880,179	556,801,616
End of period (including undistributed net investment income of $1,206,638 and $1,567,138, respectively)	$497,696,706	$542,880,179

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended September 30, 2004, the Fund had no realized gains or losses on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At September 30, 2004, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may purchase and sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended September 30, 2004, the Fund had realized losses on future contracts of $624,559.

At September 30, 2004, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
California State, Economic Recovery Revenue Bonds (Series 929), 8.57% (California State Fiscal Recovery Fund), 7/1/2013	5/11/2004	$5,720,731
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	4/23/2002	3,000,000
Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.0623% (MBIA Insurance Corp. INS), 1/1/2010	6/25/2002	5,465,301
New Jersey EDA, RITES (PA-1203), 8.57213% (FGIC INS), 6/15/2011	9/17/2003	5,629,679
New Jersey State Transportation Trust Fund Authority, RITES (PA-1204), 9.05246% (FSA INS), 12/15/2013	9/17/2003	6,162,692
Delaware Valley, PA Regional Finance Authority, RITES (PA-1029), 9.54262%, 7/1/2017	6/18/2002	4,809,857

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,561,180	$27,146,676	16,107,021	$170,940,088
Shares issued to shareholders in payment of distributions declared	596,649	6,322,525	1,301,313	13,843,882
Shares redeemed	(6,029,372)	(63,797,570)	(18,048,551)	(192,498,203)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,871,543)	$(30,328,369)	(640,217)	$(7,714,233)

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	133,087	$1,415,239	1,880,272	$19,999,426
Shares issued to shareholders in payment of distributions declared	44,652	473,085	116,349	1,238,321
Shares redeemed	(1,098,806)	(11,608,884)	(1,781,697)	(18,929,112)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(921,067)	$(9,720,560)	214,924	$2,308,635

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	40,494	$431,549	475,116	$5,057,264
Shares issued to shareholders in payment of distributions declared	13,844	146,687	22,518	239,872
Shares redeemed	(141,444)	(1,490,560)	(156,370)	(1,647,881)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(87,106)	$(912,324)	341,264	$3,649,255
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,879,716)	$(40,961,253)	(84,029)	$(1,756,343)

4. FEDERAL TAX INFORMATION

At September 30, 2004, the cost of investments for federal tax purposes was $462,302,964. The net unrealized appreciation of investments for federal tax purposes was $31,918,416. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,311,898 and net unrealized depreciation from investments for those securities having an excess of cost over value of $393,482.

At March 31, 2004, the Fund had a capital loss carryforward of $26,494,843 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$25,844,128
2009	$ 650,715

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.30% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended September 30, 2004, FSC retained $6,908 in sales charges from the sale of Class A Shares and $1,715 from the sale of Class C Shares. FSC also retained $27,936 of contingent deferred sales charges relating to redemptions of Class A Shares and $971 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $80,244, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended September 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $169,216,510 and $162,300,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2004, were as follows:

Purchases	$112,557,006
Sales	$157,769,320

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

8110104 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date         November 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        November 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        November 24, 2004